Basis of presentation and Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Summary of the Partnership's loan receivables and other financing receivables
Direct financing leases	$ 409,541	$ 415,695
Other Receivable [Abstract]
Long-term receivable included in other assets	786	410
Advances to joint venture included in investment in and advances to joint ventures	830	0
Advances to joint venture partner (Note 8)	10,200	10,200
Total loan receivables and other financing receivables	$ 421,357	$ 426,305